Finance Income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain arising from financing - unrealized	$ 7.8	$ 20.7		$ 110.6	$ 28.6
Interest income - bank deposits	13.8	9.1		22.6	16.5
Other interest income	2.8			7.9
Fair value gain on embedded options	17.6	1.4		11.4	4.3
Change in fair value of foreign exchange swaps					0.2
Fair value gain on non-deliverable forwards	6.5			6.5
Total Finance income	48.5	$ 31.2	[1]	$ 159.0	$ 49.6	[1]
Vendor loan notes issued on disposal of subsidiaries | Rwanda, Rwanda Francs
Disclosure of detailed information about financial instruments [line items]
Repayable term				2 years
Interest rate				12.00%
Notional amount	70.0			$ 70.0
Vendor loan notes issued on disposal of subsidiaries | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Repayable term				3 years
Notional amount	$ 24.5			$ 24.5

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information